Lease Commitments - Summary Operating and Finance Lease Expense (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lessee Disclosure [Abstract]
Amortization of right-of use assets	$ 13	$ 11	$ 34	$ 16	$ 35
Interest on lease liabilities	4	4	7	5	13
Operating lease cost	60	44	116	87	220
Short-term lease cost	17	29	45	54	109
Variable lease cost	3	15	18	45	55
Total lease expense	$ 97	$ 103	$ 220	$ 207	$ 432